(Moderate Allocation Portfolio Annuity) (Moderate Allocation Portfolio, Moderate Allocation Portfolio - Moderate Allocation Portfolio)	18 Months Ended
Jun. 30, 2013
Moderate Allocation Portfolio | Moderate Allocation Portfolio - Moderate Allocation Portfolio
Risk/Return:
Acquired Fund Fees and Expenses	0.20%